Note 8 - Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Lease, Cost [Table Text Block]
	2020	2019
Operating lease cost	$91,100	$141,300
Variable lease cost	–	23,200
Sublease income	–	(86,100)
Total net lease cost	$91,100	$78,400

Operating lease cost	$171,000
Variable lease cost	23,200
Sublease income	(86,100)
Total net lease cost	$108,100

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Future undiscounted cash flows:
2020	*	$12,200
2021		55,900
2022		57,600
2023		59,400
2024		14,000
Total		199,100
Discount factor		(39,700)
Lease liability		159,400
Less current liability		(37,100)
Non-current lease liability		$122,300

Future undiscounted cash flows:
2020	$53,503
2021	54,539
2022	56,190
2023	58,027
2024	13,650
Total	235,909
Discount factor	(54,997)
Lease liability	180,912
Less current liability	(32,369)
Non-current lease liability	$148,543